Advances for vessel acquisitions and Vessels, net (Details) $ / shares in Units, $ in Thousands								1 Months Ended		12 Months Ended
	Dec. 03, 2021 USD ($) T	Jul. 30, 2021 USD ($)	Jul. 15, 2021 T	Mar. 08, 2020 USD ($)	Feb. 26, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Jul. 15, 2015 USD ($)	Mar. 31, 2020 USD ($) item $ / shares	Dec. 31, 2019 USD ($) item $ / shares	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Mar. 16, 2021 USD ($)	Jan. 29, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment										$ 33,731	$ 15,623	$ 41,326
Sale of vessels										16,120	16,742
Gain (loss) from sale of vessels										(1,360)	1,085	6,171
Property and equipment, net (Note 5)						$ 882,297			$ 882,297	643,450	716,178	882,297
Vessel's net book value											23,361
Net loss attributed to common stockholders										51,625	(139,966)	(16,304)
Asset Impairment loss (Note 5)											104,395	13,987
Purchase price										17,393	6,001	2,804
Advances For Vessel Acqusitions										16,287
Additions to vessels cost										1,106	6,001
Coronis, Sideris, Oceanis Vessels
Property, Plant and Equipment [Line Items]
Gain (loss) from sale of vessels										$ 204
Coronis, Sideris, Arethusa, Oceanis Vessels
Property, Plant and Equipment [Line Items]
Number Of Vessels To Be Disposed | item										4
Vessels, fair value											30,752
Asset Impairment loss (Note 5)											11,257
Coronis, Sideris, Arethusa, Oceanis Vessels | Assets held for sale
Property, Plant and Equipment [Line Items]
Vessel's net book value											41,881
Unamortized deferred costs											128
Coronis
Property, Plant and Equipment [Line Items]
Vessels, fair value											7,100
Sideris G.S
Property, Plant and Equipment [Line Items]
Vessels, fair value											11,500
Oceanis
Property, Plant and Equipment [Line Items]
Vessels, fair value											5,750
Naias
Property, Plant and Equipment [Line Items]
Gain (loss) from sale of vessels		$ (1,564)
Vessel's net book value													$ 9,010
Vessels, fair value													$ 11,250
Norfolk
Property, Plant and Equipment [Line Items]
Gain (loss) from sale of vessels					$ 1,078
Vessels, fair value					$ 8,750									$ 9,350
Arethusa
Property, Plant and Equipment [Line Items]
Gain (loss) from sale of vessels											7
Vessels, fair value											$ 7,850
Kamsarmax
Property, Plant and Equipment [Line Items]
Purchase Obligation							$ 22,000
Advances paid for vessel							$ 4,432
Percentage of advance amount paid							20.00%
Property, Plant and Equipment, DeadWeight Tonnage | T			82,165
Capesize
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 59,275
Advances paid for vessel	$ 11,855
Percentage of advance amount paid	20.00%
Property, Plant and Equipment, DeadWeight Tonnage | T	181,500
Calipso
Property, Plant and Equipment [Line Items]
Vessel's net book value						10,168			10,168			10,168
Unamortized deferred costs						10			10			10
Calipso
Property, Plant and Equipment [Line Items]
Vessels, fair value				$ 7,330		7,275			7,275			7,275
Asset Impairment loss (Note 5)												3,048
Assets, Fair Value Gain				$ 201
Impaired Vessels
Property, Plant and Equipment [Line Items]
Property and equipment, net (Note 5)						48,966		$ 258,425	48,966			48,966
Vessels, fair value						$ 46,580		166,430	46,580			$ 46,580
Number of vessels for which level 2 inputs were used to determine fair value | item						2
Net loss attributed to common stockholders								$ 93,338	$ 3,419
Loss per share, basic and diluted | $ / shares								$ 1.08	$ 0.04
Number Of Vessels Impaired | item						3		9	3			3
Unamortized deferred costs						$ 1,033		$ 1,343	$ 1,033			$ 1,033